LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2023
LAND USE RIGHTS, NET
Schedule of land use rights, net

	September 30,
	2022	2023
	RMB	RMB
Land use rights	16,564	16,781
Accumulated amortization	(4,468)	(3,219)
Impairment provision	(10,304)	(10,304)
Land use rights, net	1,792	3,258